Document And Entity Information	3 Months Ended
Mar. 31, 2019
Document Information [Line Items]
Entity Registrant Name	EUROSEAS LTD.
Entity Central Index Key	0001341170
Trading Symbol	esea
Current Fiscal Year End Date	--12-31
Entity Current Reporting Status	Yes
Document Type	6-K
Document Period End Date	Mar. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q1
Amendment Flag	false